T. ROWE PRICE U.S. HIGH YIELD ETF

August 31, 2023 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
BANK LOANS 3.3%
Consumer Goods 0.5%
Naked Juice, FRN, 3M TSFR + 6.00%, 11.342%, 1/24/30	200	160
Energy 0.2%
Prairie ECI Acquiror, FRN, 1M TSFR + 4.75%, 10.181%, 3/11/26	80	80
Financial Services 0.3%
Advisor Group, FRN, 3M TSFR + 4.50%, 9.872, 8/17/28 (1)	85	85
Leisure 0.2%
Life Time Fitness, FRN, 3M TSFR + 4.75%, 10.611%, 1/15/26	60	60
Services 0.3%
Staples, FRN, 3M USD LIBOR + 5.00%, 10.633%, 4/16/26	128	110
Transportation 1.5%
Mileage Plus Holdings, FRN, 3M USD LIBOR + 5.25%, 10.764%, 6/21/27	472	492
Utility 0.3%
Talen Energy Supply, B, FRN, 3M TSFR + 4.50%, 9.876%, 5/17/30	65	65
Talen Energy Supply, C, FRN, 3M TSFR + 4.50%, 9.876%, 5/17/30	27	26
		91
Total Bank Loans (Cost $1,099)		1,078
CORPORATE BONDS 92.4%
Automotive 3.5%
Adient Global Holdings, 4.875%, 8/15/26 (2)	275	263
Ford Motor Credit, 4.00%, 11/13/30	575	485
Jaguar Land Rover Automotive, 5.50%, 7/15/29 (2)	475	409
		1,157
Basic Industry 4.7%
Camelot Return Merger Sub, 8.75%, 8/1/28 (2)	325	324
Element Solutions, 3.875%, 9/1/28 (2)	375	329
ERO Copper, 6.50%, 2/15/30 (2)	250	218
Novelis, 3.875%, 8/15/31 (2)	395	326
SCIH Salt Holdings, 6.625%, 5/1/29 (2)	385	339
		1,536
Capital Goods 6.6%
ARD Finance, 6.50%, 6/30/27, (6.50% Cash or 7.25% PIK) (2)(3)	510	408
Ball, 6.00%, 6/15/29	416	409
Bombardier, 7.875%, 4/15/27 (2)	375	374
Dornoch Debt Merger Sub, 6.625%, 10/15/29 (2)	514	442
GrafTech Finance, 4.625%, 12/15/28 (2)	125	98
GrafTech Global Enterprise, 9.875%, 12/15/28 (2)	117	114
TransDigm, 5.50%, 11/15/27	345	327
		2,172

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
Consumer Goods 5.1%
Coty/HFC Prestige Products/HFC Prestige International, 4.75%, 1/15/29 (2)	440	403
Coty/HFC Prestige Products/HFC Prestige International, 6.625%, 7/15/30 (2)	94	94
HLF Financing, 4.875%, 6/1/29 (2)	465	347
MajorDrive Holdings IV, 6.375%, 6/1/29 (2)	300	246
Tempur Sealy International, 3.875%, 10/15/31 (2)	245	197
Triton Water Holdings, 6.25%, 4/1/29 (2)	475	404
		1,691
Energy 13.5%
Ascent Resources Utica Holdings, 8.25%, 12/31/28 (2)	325	325
Civitas Resources, 8.75%, 7/1/31 (2)	225	233
Comstock Resources, 6.75%, 3/1/29 (2)	355	331
Encino Acquisition Partners Holdings, 8.50%, 5/1/28 (2)	360	340
EQM Midstream Partners, 4.50%, 1/15/29 (2)	270	244
EQM Midstream Partners, 4.75%, 1/15/31 (2)	180	159
Gulfport Energy, 8.00%, 5/17/26 (2)	200	203
Harvest Midstream I, 7.50%, 9/1/28 (2)	215	215
Hess Midstream Operations, 4.25%, 2/15/30 (2)	430	376
Howard Midstream Energy Partners, 6.75%, 1/15/27 (2)	335	323
NGL Energy Operating, 7.50%, 2/1/26 (2)	325	323
Permian Resource, 5.875%, 7/1/29 (2)	285	274
Sunoco LP/Finance, 4.50%, 5/15/29	280	252
Sunoco LP/Finance, 4.50%, 4/30/30	195	173
Tallgrass Energy Partners/Tallgrass Energy Finance, 6.00%, 12/31/30 (2)	375	335
Weatherford International, 8.625%, 4/30/30 (2)	325	333
		4,439
Financial Services 6.7%
Advisor Group Holdings, 10.75%, 8/1/27 (2)	325	328
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (2)	150	154
FirstCash, 5.625%, 1/1/30 (2)	440	399
LPL Holdings, 4.00%, 3/15/29 (2)	280	249
LPL Holdings, 4.375%, 5/15/31 (2)	90	79
PennyMac Financial Services, 4.25%, 2/15/29 (2)	405	335
PRA Group, 5.00%, 10/1/29 (2)	431	324
Rocket Mortgage, 4.00%, 10/15/33 (2)	420	332
		2,200
Health Care 3.9%
Bausch Health, 6.125%, 2/1/27 (2)	300	197
CHS/Community Health Systems, 5.25%, 5/15/30 (2)	125	98
Consensus Cloud Solutions, 6.50%, 10/15/28 (2)	380	343
Embecta, 5.00%, 2/15/30 (2)	490	403
Pediatrix Medical Group, 5.375%, 2/15/30 (2)	265	241
		1,282

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
Insurance 3.1%
Assured Partners, 5.625%, 1/15/29 (2)	325	282
BroadStreet Partners, 5.875%, 4/15/29 (2)	470	412
Hub International, 5.625%, 12/1/29 (2)	125	110
Hub International, 7.25%, 6/15/30 (2)	210	214
		1,018
Leisure 9.1%
Caesars Entertainment, 7.00%, 2/15/30 (2)	410	411
Carnival, 5.75%, 3/1/27 (2)	400	376
Carnival, 6.00%, 5/1/29 (2)	450	406
Carnival Holdings Bermuda, 10.375%, 5/1/28 (2)	100	109
Hilton Domestic Operating, 3.625%, 2/15/32 (2)	390	323
Life Time, 5.75%, 1/15/26 (2)	325	316
NCL, 8.375%, 2/1/28 (2)	305	314
Sabre GLBL, 11.25%, 12/15/27 (2)	490	466
Six Flags Entertainment, 7.25%, 5/15/31 (2)	40	38
Studio City Finance, 5.00%, 1/15/29 (2)	310	235
		2,994
Media 6.2%
CCO Holdings/CCO Holdings Capital, 4.50%, 5/1/32	515	416
Deluxe, 8.00%, 6/1/29 (2)	300	253
DISH DBS, 7.375%, 7/1/28	350	219
DISH Network, 11.75%, 11/15/27 (2)	310	315
Lamar Media, 4.00%, 2/15/30	375	328
Radiate Holdco/Radiate Finance, 6.50%, 9/15/28 (2)	315	171
TEGNA, 5.00%, 9/15/29	180	158
TEGNA, 4.625%, 3/15/28	185	166
		2,026
Real Estate 3.0%
Brookfield Property REIT, 4.50%, 4/1/27 (2)	385	321
Outfront Media Capital, 4.25%, 1/15/29 (2)	325	268
VICI Properties/VICI Note, 4.125%, 8/15/30 (2)	465	407
		996
Retail 9.1%
Asbury Automotive Group, 4.75%, 3/1/30	370	325
Bath & Body Works, 5.25%, 2/1/28	340	326
Bath & Body Works, 6.625%, 10/1/30 (2)	168	163
EG Global Finance, 6.75%, 2/7/25 (2)	644	631
LSF9 Atlantis Holdings/Victra Finance, 7.75%, 2/15/26 (2)	599	547
Michaels Cos, 7.875%, 5/1/29 (2)	405	279
Victoria's Secret, 4.625%, 7/15/29 (2)	436	314
Yum! Brands, 3.625%, 3/15/31	475	401
		2,986

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
Services 3.4%
Herc Holdings, 5.50%, 7/15/27 (2)	335	321
PECF USS Intermediate Holdings, 8.00%, 11/15/29 (2)	243	160
Ritchie Bros Holdings, 6.75%, 3/15/28 (2)	125	126
Ritchie Bros Holdings, 7.75%, 3/15/31 (2)	85	88
Staples, 7.50%, 4/15/26 (2)	145	119
White Cap Parent, 8.25%, 3/15/26, (8.25% Cash or 9.00% PIK) (2)(3)	300	296
		1,110
Technology & Electronics 5.0%
Central Parent/CDK Global II/CDK Financing, 8.00%, 6/15/29 (2)	135	136
CommScope Finance, 8.25%, 3/1/27 (2)	405	268
Go Daddy Operating, 3.50%, 3/1/29 (2)	380	326
ION Trading Technologies, 5.75%, 5/15/28 (2)	250	219
Sensata Technologies, 4.00%, 4/15/29 (2)	440	385
Veritas US, 7.50%, 9/1/25 (2)	395	322
		1,656
Telecommunications 3.9%
Consolidated Communications, 6.50%, 10/1/28 (2)	410	315
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (2)	400	376
Level 3 Financing, 3.625%, 1/15/29 (2)	470	280
Viasat, 6.50%, 7/15/28 (2)	380	297
		1,268
Transportation 2.6%
American Airlines/AAdvantage, 5.75%, 4/20/29 (2)	585	558
US Airways Pass-Through Trust, 3.95%, 5/15/27	46	44
VistaJet Malta Finance, 6.375%, 2/1/30 (2)	325	264
		866
Utility 3.0%
Clearway Energy Operating, 3.75%, 2/15/31 (2)	390	319
NRG Energy, VR, 10.25%, (2)(4)(5)	362	355
Talen Energy Supply, 8.625%, 6/1/30 (2)	315	328
		1,002
Total Corporate Bonds (Cost $30,114)		30,399

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds 2.9%
T. Rowe Price Government Reserve Fund, 5.40% (6)(7)	962	962
Total Short-Term Investments (Cost $962)		962
Total Investments in Securities 98.6% of Net Assets (Cost $32,175)		$32,439
Other Assets Less Liabilities 1.4%		456
Net Assets 100.0%		$32,895

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	All or a portion of this loan is unsettled as of August 31, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $26,370 and represents 80.2% of net assets.
(3)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(4)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5)	Perpetual security with no stated maturity date.
(6)	Seven-day yield
(7)	Affiliated Companies
1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
FRN	Floating Rate Note
PIK	Payment-in-kind
TSFR	Term SOFR (Secured overnight financing rate)
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE U.S. HIGH YIELD ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$13
Totals	$—#	$—	$13+

Supplementary Investment Schedule
Affiliate	Value 5/31/23	Purchase Cost	Sales Cost	Value 8/31/23
T. Rowe Price Government Reserve Fund	$476	¤	¤	$962
	Total			$962^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $13 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $962.
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE U.S. HIGH YIELD ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price U.S. High Yield ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business and  are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or

T. ROWE PRICE U.S. HIGH YIELD ETF

investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income[1]	$—	$31,477	$—	$31,477
Short-Term Investments	962	—	—	962
Total	$962	$31,477	$—	$32,439

[1]	Includes Corporate Bonds and Bank Loans.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns.  The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
ETF1046-054Q1
08/2023